S000109943 [Member] Expense Example - S000109943 [Member] - C000281113 [Member]	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221